Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

          Property and equipment as of December 31, 2013 and 2014 consist of the following:

	2013		2014
	(In millions of Korean Won)
Computer and equipment	~~W~~	7,212	~~W~~	7,050
Furniture and fixtures		2,149		1,368
Vehicles		78		80
Capital lease assets		1,287		1,340
Leasehold improvements		746		964
Software externally-purchased		11,898		10,280

		23,370		21,082
Less accumulated depreciation		(21,055)		(19,869)

	~~W~~	2,315	~~W~~	1,213

          Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were ~~W~~1,903 million, ~~W~~1,852 million and ~~W~~1,578 million, respectively.